Details of Significant Accounts - Income and Expense Accounts (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Lease Expenses [Abstract]
Interest expense on lease liabilities	$ 1,719	$ 61	$ 2,323
Expense on short-term lease contracts			2,272
Expense on leases of low-value assets	$ 411	$ 15	$ 366